Loans, Impaired Loans and Allowance for Credit Losses - Loans And Acceptances Outstanding By Geography (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Percentage of foreign borrowers	0.50%
Total loans and acceptances	$ 625,130	$ 611,456
U.S. dollar [member]
Disclosure of detailed information about financial instruments [line items]
Total loans and acceptances	114,788	117,099
Chile, Pesos [member]
Disclosure of detailed information about financial instruments [line items]
Total loans and acceptances	36,812	35,721
Mexico, Pesos [member]
Disclosure of detailed information about financial instruments [line items]
Total loans and acceptances	23,654	25,060
Other Foreign Currencies [member]
Disclosure of detailed information about financial instruments [line items]
Total loans and acceptances	$ 49,652	$ 52,741